Statement of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscription Receivable [Member]	Retained Earnings [Member]	Total
Balance at the beginning at May. 16, 2017
Balance at the beginning (in shares) at May. 16, 2017
Common stock issued for services	$ 2,000				2,000
Common stock issued for services (in shares)	20,000,000
Contributed capital		4,783			4,783
Recapitalization of reverse merger		(4,312)			(4,312)
Net income / loss				(5,091)	(5,091)
Balance at the end at Dec. 31, 2017	$ 2,000	471		(5,091)	(2,620)
Balance at the end (in shares) at Dec. 31, 2017	20,000,000
Common stock cancelled	$ (2,000)	2,000
Common stock cancelled (in shares)	(20,000,000)
Shares issued with merger	$ 300	(300)
Shares issued with merger (in shares)	3,000,000
Contributed capital		2,400			2,400
Recapitalization of reverse merger		(650)			(650)
Common stock issued for cash	$ 501	9,999	(30)		$ 10,470
Common stock issued for cash (in shares)	5,005,000				5,005,000
Common stock issued for cash - related party	$ 440				$ 440
Common stock issued for cash - related party (in shares)	4,405,000
Net income / loss				25,385	25,385
Balance at the end at Dec. 31, 2018	$ 1,241	$ 13,920	$ (30)	$ 20,294	$ 35,425
Balance at the end (in shares) at Dec. 31, 2018	12,410,000